Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill [Abstract]
Goodwill
9.	Goodwill

There were no business combinations for the period ended September 30, 2023. The goodwill was partially offset by a foreign exchange loss of $15 thousand, resulting in a total balance of goodwill of $1.7 million. Goodwill activity consisted of the following during the period ended September 30, 2023:

Activity
(in thousands)
Goodwill - Balance January 1, 2022	$1,903
Additions	-
Impairment	-
Foreign currency translation adjustment	(145)
Goodwill - Balance December 31, 2022	$1,758
Additions	-
Impairment	-
Foreign currency translation adjustment	(15)
Goodwill - Balance September 30, 2023	$1,743

9.	Goodwill

There were no business combinations for the year ended December 31, 2022. In 2021 the Company’s goodwill balance increased relating to the Unisun business combination in April 2021, resulting in the acquisition of $0.7 million of goodwill. The goodwill was partially offset by foreign exchange loss of $104 thousand, resulting in a total balance of goodwill of $1.9 million. Goodwill activity consisted of the following during the years ended December 31, 2022 and 2021:

Activity
(in thousands)
Goodwill - Balance January 1, 2021	$1,350
Additions	657
Impairment	—
Foreign currency translation adjustment	(104)
Goodwill - Balance January 1, 2022	$1,903
Additions	—
Impairment	—
Foreign currency translation adjustment	(145)
Goodwill - December 31, 2022	$1,758